Property, plant and equipment	3 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Property, plant and equipment
9. Property, plant and equipment:

		Accumulated	Net Book
March 31, 2026	Cost	Depreciation	Value
Computer equipment and software	3,586	2,853	733
Furniture and fixtures	118	90	28
Machinery and equipment	13,592	9,429	4,163
Leasehold improvements	4,961	4,091	870
	$22,257	$16,463	$5,794

		Accumulated	Net Book
December 31, 2025	Cost	Depreciation	Value
Computer equipment and software	3,598	2,855	743
Furniture and fixtures	119	90	29
Machinery and equipment	13,584	9,505	4,079
Leasehold improvements	4,864	4,110	754
	$22,165	$16,560	$5,605